Average Annual Total Returns - LVIP American Growth Fund	Service Class II 1 year	Service Class II 5 years	Service Class II 10 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	51.55%	22.30%	16.42%	18.40%	15.22%	13.88%